Condensed Consolidated Statements of Changes in Equity - USD ($)	Total	Common Stock	Additional Paid-in Capital	Dividends and Accumulated Losses	Total Stockholders' Equity	Non- controlling Interests
Beginning balance at Dec. 31, 2017	$ 52,042,168	$ 176,680	$ 151,121,902	$ (113,652,763)	$ 37,645,819	$ 14,396,349
Beginning balance (in shares) at Dec. 31, 2017		17,667,857
Net (loss) income	4,452,723			3,384,294	3,384,294	1,068,429
Dividends declared	(1,075,371)			(1,075,371)	(1,075,371)
Contributions received from noncontrolling interests, net of distributions paid	260,872					260,872
Vesting of restricted stock	460,651	$ 536	460,115		460,651
Vesting of restricted stock (in shares)		53,565
Ending balance at Dec. 31, 2018	56,141,043	$ 177,216	151,582,017	(111,343,840)	40,415,393	15,725,650
Ending balance (in shares) at Dec. 31, 2018		17,721,422
Net (loss) income	(961,937)			(1,728,392)	(1,728,392)	766,455
Dividends declared	(150)			(150)	(150)
Contributions received from noncontrolling interests, net of distributions paid	(258,708)					(258,708)
Common stock repurchased	(52,149)	$ (143)	(52,006)		(52,149)
Common stock repurchased (In shares)		(14,322)
Vesting of restricted stock	230,883	$ 268	230,615		230,883
Vesting of restricted stock (in shares)		26,847
Ending balance at Mar. 31, 2019	55,098,982	$ 177,341	151,760,626	(113,072,382)	38,865,585	16,233,397
Ending balance (in shares) at Mar. 31, 2019		17,733,947
Beginning balance at Dec. 31, 2018	56,141,043	$ 177,216	151,582,017	(111,343,840)	40,415,393	15,725,650
Beginning balance (in shares) at Dec. 31, 2018		17,721,422
Net (loss) income	772,934			(610,206)	(610,206)	1,383,140
Dividends declared	(1,083,098)			(1,083,098)	(1,083,098)
Contributions received from noncontrolling interests, net of distributions paid	331,604					331,604
Common stock repurchased	(227,428)	$ (610)	(226,818)		(227,428)
Common stock repurchased (In shares)		(60,996)
Vesting of restricted stock	686,133	$ 1,032	685,101		686,133
Vesting of restricted stock (in shares)		103,257
Ending balance at Dec. 31, 2019	56,621,188	$ 177,638	152,040,300	(113,037,144)	39,180,794	17,440,394
Ending balance (in shares) at Dec. 31, 2019		17,763,683
Net (loss) income	(932,119)			(1,107,130)	(1,107,130)	175,011
Contributions received from noncontrolling interests, net of distributions paid	(277,472)					(277,472)
Ending balance at Mar. 31, 2020	$ 55,411,597	$ 177,638	$ 152,040,300	$ (114,144,274)	$ 38,073,664	$ 17,337,933
Ending balance (in shares) at Mar. 31, 2020		17,763,683